Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Small Cap Fund

July 31, 2021

ZSC-QTLY-0921
1.9881580.104

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 1.5%
Media - 1.4%
Cogeco Communications, Inc.	197	$18,653
Integral Ad Science Holding Corp.	1,142	19,974
Nexstar Broadcasting Group, Inc. Class A	416	61,181
TechTarget, Inc. (a)	1,230	89,888
		189,696
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	2,227	23,094

TOTAL COMMUNICATION SERVICES		212,790

CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.4%
Adient PLC (a)	1,400	58,982
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)	576	16,762
Grand Canyon Education, Inc. (a)	121	11,177
		27,939
Hotels, Restaurants & Leisure - 3.0%
Caesars Entertainment, Inc. (a)	833	72,771
Churchill Downs, Inc.	863	160,345
Hilton Grand Vacations, Inc. (a)	2,714	110,378
Lindblad Expeditions Holdings (a)	4,828	66,095
		409,589
Household Durables - 1.6%
Cricut, Inc. (a)	776	26,485
GoPro, Inc. Class A (a)	3,411	34,929
Helen of Troy Ltd. (a)	54	12,063
Lovesac (a)	1,041	63,189
M/I Homes, Inc. (a)	484	31,320
Matterport, Inc. (b)	500	6,953
Sonos, Inc. (a)	536	17,892
Traeger, Inc.	1,000	22,210
		215,041
Internet & Direct Marketing Retail - 1.3%
1stDibs.com, Inc.	702	11,408
Farfetch Ltd. Class A (a)	384	19,246
Porch Group, Inc. Class A (a)	1,884	34,911
Revolve Group, Inc. (a)	318	22,136
The Original BARK Co. (b)	3,200	25,760
The Original BARK Co.:
warrants 8/29/25 (a)	658	1,342
Class A (a)	1,976	15,907
thredUP, Inc. (a)	2,067	49,319
		180,029
Multiline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	342	31,840
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	2,925	100,825
Dick's Sporting Goods, Inc.	384	39,990
Floor & Decor Holdings, Inc. Class A (a)	300	36,603
Lithia Motors, Inc. Class A (sub. vtg.)	125	47,153
Musti Group OYJ	448	18,515
Rent-A-Center, Inc.	2,444	139,846
The Aaron's Co., Inc.	1,307	37,733
Williams-Sonoma, Inc.	397	60,225
		480,890
Textiles, Apparel & Luxury Goods - 3.2%
Crocs, Inc. (a)	1,820	247,172
Deckers Outdoor Corp. (a)	129	53,000
Oxford Industries, Inc.	503	43,726
PVH Corp. (a)	255	26,678
Tapestry, Inc. (a)	1,614	68,272
		438,848

TOTAL CONSUMER DISCRETIONARY		1,843,158

CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	1,963	99,406
U.S. Foods Holding Corp. (a)	3,341	114,730
		214,136
Food Products - 0.3%
Darling Ingredients, Inc. (a)	400	27,628
Nomad Foods Ltd. (a)	599	15,646
		43,274
Personal Products - 0.5%
Herbalife Nutrition Ltd. (a)	801	40,803
The Beauty Health Co. (a)	1,549	27,200
		68,003

TOTAL CONSUMER STAPLES		325,413

ENERGY - 3.2%
Energy Equipment & Services - 0.5%
Technip Energies NV ADR (a)	1,081	14,648
TechnipFMC PLC (a)	7,321	52,858
		67,506
Oil, Gas & Consumable Fuels - 2.7%
Antero Resources Corp. (a)	7,017	95,431
Brigham Minerals, Inc. Class A	3,700	72,668
BW Energy Ltd. (a)	19,872	60,169
Enviva Partners LP	722	38,988
Euronav NV	2,384	20,622
Range Resources Corp. (a)	1,654	25,190
Renewable Energy Group, Inc. (a)	861	52,736
		365,804

TOTAL ENERGY		433,310

FINANCIALS - 17.5%
Banks - 6.9%
Associated Banc-Corp.	2,586	51,203
BankUnited, Inc.	862	34,118
Camden National Corp.	835	37,383
Comerica, Inc.	975	66,944
Cullen/Frost Bankers, Inc.	509	54,626
Eastern Bankshares, Inc.	3,701	67,543
First Citizens Bancshares, Inc.	29	22,695
First Foundation, Inc.	2,469	58,194
Glacier Bancorp, Inc.	330	17,015
Hilltop Holdings, Inc.	439	13,908
PacWest Bancorp	352	14,017
Signature Bank	381	86,476
Silvergate Capital Corp. (a)	111	11,411
Starling Bank Ltd. Series D (a)(c)	7,034	12,655
Sterling Bancorp	4,524	98,216
Synovus Financial Corp.	2,018	82,536
The Bank of NT Butterfield & Son Ltd.	942	31,218
Trico Bancshares	2,116	83,434
Western Alliance Bancorp.	1,153	107,021
		950,613
Capital Markets - 1.9%
AllianceBernstein Holding LP	1,667	80,466
Cowen Group, Inc. Class A	611	24,428
Impax Asset Management Group PLC	1,081	18,121
Lazard Ltd. Class A	986	46,539
LPL Financial	195	27,503
Morningstar, Inc.	115	29,052
Perella Weinberg Partners (b)	3,238	39,471
StepStone Group, Inc. Class A	40	1,820
		267,400
Consumer Finance - 1.7%
Encore Capital Group, Inc. (a)	2,316	109,639
First Cash Financial Services, Inc.	1,205	95,436
OneMain Holdings, Inc.	385	23,485
		228,560
Diversified Financial Services - 0.9%
CCC Intelligent Solutions Holdings, Inc. (b)	500	4,167
Cyxtera Technologies, Inc. Class A (a)	3,000	28,470
ECN Capital Corp.	10,314	86,722
		119,359
Insurance - 5.4%
American Financial Group, Inc.	378	47,813
Assurant, Inc.	1,163	183,533
Axis Capital Holdings Ltd.	1,226	62,367
BRP Group, Inc. (a)	982	26,769
Enstar Group Ltd. (a)	467	120,028
First American Financial Corp.	637	42,876
Old Republic International Corp.	5,327	131,364
Primerica, Inc.	399	58,342
Reinsurance Group of America, Inc.	594	65,447
		738,539
Thrifts & Mortgage Finance - 0.7%
Flagstar Bancorp, Inc.	2,092	95,730

TOTAL FINANCIALS		2,400,201

HEALTH CARE - 19.2%
Biotechnology - 9.0%
4D Molecular Therapeutics, Inc.	345	8,580
Absci Corp.	673	19,167
Absci Corp.	778	19,942
Acceleron Pharma, Inc. (a)	236	29,514
ADC Therapeutics SA (a)	304	6,396
Agios Pharmaceuticals, Inc. (a)	883	42,463
Allakos, Inc. (a)	294	23,391
Allovir, Inc. (a)	705	13,494
ALX Oncology Holdings, Inc. (a)	300	17,568
Ambrx Biopharma, Inc. ADR	823	16,090
Annexon, Inc. (a)	288	6,065
Apellis Pharmaceuticals, Inc. (a)	246	15,742
Argenx SE ADR (a)	94	28,616
Ascendis Pharma A/S sponsored ADR (a)	260	30,729
Aurinia Pharmaceuticals, Inc. (a)	1,000	13,560
Avid Bioservices, Inc. (a)	790	20,264
Biohaven Pharmaceutical Holding Co. Ltd. (a)	135	17,011
Bolt Biotherapeutics, Inc.	568	6,333
Celldex Therapeutics, Inc. (a)	488	21,350
Century Therapeutics, Inc.	503	14,662
Connect Biopharma Holdings Ltd. ADR (a)	700	15,407
Cullinan Oncology, Inc.	600	13,758
Cytokinetics, Inc. (a)	1,194	35,438
Erasca, Inc.	612	12,852
Exelixis, Inc. (a)	2,380	40,103
Forma Therapeutics Holdings, Inc. (a)	1,082	24,767
Global Blood Therapeutics, Inc. (a)	300	8,199
Halozyme Therapeutics, Inc. (a)	838	34,635
Imago BioSciences, Inc.	400	7,328
Immunocore Holdings PLC ADR	364	11,910
ImmunoGen, Inc. (a)	1,454	8,157
Instil Bio, Inc. (a)	831	12,507
Instil Bio, Inc.	1,419	20,288
Iovance Biotherapeutics, Inc. (a)	291	6,481
Janux Therapeutics, Inc.	395	12,810
Keros Therapeutics, Inc. (a)	503	18,510
Kura Oncology, Inc. (a)	839	15,891
Kymera Therapeutics, Inc. (a)	329	19,799
Monte Rosa Therapeutics, Inc.	740	18,145
Morphic Holding, Inc. (a)	582	33,535
Natera, Inc. (a)	450	51,534
Neurocrine Biosciences, Inc. (a)	143	13,329
Novavax, Inc. (a)	104	18,650
Nuvalent, Inc.	644	10,578
Nuvalent, Inc. Class A	300	5,475
ORIC Pharmaceuticals, Inc. (a)	383	6,377
Passage Bio, Inc. (a)	830	9,794
Prelude Therapeutics, Inc.	613	19,641
ProQR Therapeutics BV (a)	3,882	20,303
Protagonist Therapeutics, Inc. (a)	964	47,651
PTC Therapeutics, Inc. (a)	683	26,179
Relay Therapeutics, Inc. (a)	1,535	49,795
Repare Therapeutics, Inc. (a)	656	21,910
Revolution Medicines, Inc. (a)	661	18,931
Shattuck Labs, Inc.	610	13,444
Silverback Therapeutics, Inc.	88	2,665
Taysha Gene Therapies, Inc.	549	9,492
Tenaya Therapeutics, Inc.	941	14,115
TG Therapeutics, Inc. (a)	1,472	51,505
Turning Point Therapeutics, Inc. (a)	88	5,616
United Therapeutics Corp. (a)	140	25,470
Vericel Corp. (a)	344	18,211
Verve Therapeutics, Inc.	510	30,309
Xenon Pharmaceuticals, Inc. (a)	494	8,531
		1,240,962
Health Care Equipment & Supplies - 3.4%
Axonics Modulation Technologies, Inc. (a)	574	39,003
CryoPort, Inc. (a)	287	17,714
Envista Holdings Corp. (a)	2,508	108,045
Globus Medical, Inc. (a)	274	22,789
Inogen, Inc. (a)	284	22,655
Insulet Corp. (a)	309	86,424
Integer Holdings Corp. (a)	402	39,352
Neuronetics, Inc. (a)	1,070	14,188
NeuroPace, Inc. (a)	1,009	21,492
OrthoPediatrics Corp. (a)	491	30,854
PAVmed, Inc. (a)	1,334	9,165
Pulmonx Corp.	400	15,864
TransMedics Group, Inc. (a)	674	19,222
ViewRay, Inc. (a)	3,717	24,681
		471,448
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	745	45,981
LifeStance Health Group, Inc.	786	18,628
Molina Healthcare, Inc. (a)	176	48,050
Option Care Health, Inc. (a)	1,761	36,488
Premier, Inc.	1,532	54,600
Progyny, Inc. (a)	686	38,203
R1 RCM, Inc. (a)	2,393	51,234
Signify Health, Inc.	570	15,002
Surgery Partners, Inc. (a)	597	32,572
The Ensign Group, Inc.	506	43,045
The Joint Corp. (a)	281	22,196
		405,999
Health Care Technology - 1.1%
Certara, Inc.	741	20,163
Evolent Health, Inc. (a)	696	15,966
Health Catalyst, Inc. (a)	488	28,333
Inspire Medical Systems, Inc. (a)	125	22,895
Phreesia, Inc. (a)	709	48,460
Schrodinger, Inc. (a)	250	16,918
		152,735
Life Sciences Tools & Services - 1.3%
Berkeley Lights, Inc. (a)	77	3,510
Charles River Laboratories International, Inc. (a)	78	31,740
Maravai LifeSciences Holdings, Inc.	247	10,861
Nanostring Technologies, Inc. (a)	395	24,466
Olink Holding AB ADR (a)	1,434	53,589
Syneos Health, Inc. (a)	656	58,824
		182,990
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc. (a)	100	1,493
Arvinas Holding Co. LLC (a)	170	17,187
Cyteir Therapeutics, Inc.	395	7,604
Edgewise Therapeutics, Inc. (a)	730	12,782
Ikena Oncology, Inc.	1,416	13,331
IMARA, Inc. (a)	296	1,595
Jazz Pharmaceuticals PLC (a)	281	47,635
Ocular Therapeutix, Inc. (a)	969	10,669
Pharvaris BV	898	15,957
Prestige Brands Holdings, Inc. (a)	1,000	52,550
Theravance Biopharma, Inc. (a)	493	6,399
		187,202

TOTAL HEALTH CARE		2,641,336

INDUSTRIALS - 14.9%
Aerospace & Defense - 0.8%
BWX Technologies, Inc.	692	39,742
Curtiss-Wright Corp.	567	67,076
		106,818
Air Freight & Logistics - 0.2%
Hub Group, Inc. Class A (a)	409	27,109
Building Products - 3.0%
Builders FirstSource, Inc.(a)	3,520	156,640
Fortune Brands Home & Security, Inc.	293	28,559
Jeld-Wen Holding, Inc. (a)	3,164	83,783
Owens Corning	175	16,828
Resideo Technologies, Inc. (a)	1,050	30,975
Simpson Manufacturing Co. Ltd.	270	30,370
The AZEK Co., Inc. (a)	1,134	41,244
UFP Industries, Inc.	388	28,813
		417,212
Commercial Services & Supplies - 0.5%
Montrose Environmental Group, Inc. (a)	440	23,624
The Brink's Co.	523	40,250
		63,874
Construction & Engineering - 0.8%
Arcosa, Inc.	871	47,696
MasTec, Inc. (a)	279	28,243
Willscot Mobile Mini Holdings (a)	1,183	33,964
		109,903
Electrical Equipment - 1.3%
Acuity Brands, Inc.	85	14,907
Atkore, Inc. (a)	575	43,188
Regal Beloit Corp.	317	46,672
Sensata Technologies, Inc. PLC (a)	647	37,927
Shoals Technologies Group, Inc.	491	14,283
Sunrun, Inc. (a)	369	19,546
		176,523
Machinery - 3.4%
Chart Industries, Inc. (a)	126	19,587
Crane Co.	1,325	128,830
ESCO Technologies, Inc.	400	37,748
ITT, Inc.	1,555	152,250
Kornit Digital Ltd. (a)	170	22,467
Luxfer Holdings PLC sponsored	3,676	76,645
SPX Corp. (a)	232	15,465
SPX Flow, Inc.	238	19,552
		472,544
Professional Services - 3.4%
ASGN, Inc. (a)	795	80,398
CACI International, Inc. Class A (a)	563	150,298
First Advantage Corp.	800	15,688
KBR, Inc.	1,966	76,084
Kelly Services, Inc. Class A (non-vtg.) (a)	86	1,885
Korn Ferry	214	14,710
Manpower, Inc.	851	100,912
TriNet Group, Inc. (a)	181	15,019
Upwork, Inc. (a)	349	18,075
		473,069
Road & Rail - 0.4%
ArcBest Corp.	952	56,273
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	258	23,143
Beacon Roofing Supply, Inc. (a)	1,723	92,146
Custom Truck One Source, Inc. Class A (a)	1,752	13,648
Univar, Inc. (a)	623	15,288
		144,225

TOTAL INDUSTRIALS		2,047,550

INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 0.6%
AudioCodes Ltd.	953	31,220
Lumentum Holdings, Inc. (a)	653	54,845
		86,065
Electronic Equipment & Components - 3.2%
Fabrinet (a)	349	32,987
Insight Enterprises, Inc. (a)	624	62,637
Jabil, Inc.	2,765	164,628
SYNNEX Corp.	1,015	121,333
TTM Technologies, Inc. (a)	4,121	57,653
		439,238
IT Services - 2.0%
Concentrix Corp. (a)	219	35,857
Dlocal Ltd.	495	22,344
Flywire Corp. (a)	702	22,296
Genpact Ltd.	2,262	112,670
Nuvei Corp. (a)(d)	258	21,156
Perficient, Inc. (a)	234	22,064
TaskUs, Inc.	300	9,135
Unisys Corp. (a)	1,380	30,843
		276,365
Semiconductors & Semiconductor Equipment - 1.8%
Cirrus Logic, Inc. (a)	439	36,257
eMemory Technology, Inc.	418	19,679
Nova Ltd. (a)	232	22,690
Semtech Corp. (a)	604	37,394
SiTime Corp. (a)	900	122,076
		238,096
Software - 7.1%
Alkami Technology, Inc.	1,143	33,976
Blend Labs, Inc.	300	5,418
ChannelAdvisor Corp. (a)	704	16,396
Couchbase, Inc.	679	20,479
CyberArk Software Ltd. (a)	255	36,218
DoubleVerify Holdings, Inc. (a)	62	2,145
DoubleVerify Holdings, Inc.	767	25,211
Dynatrace, Inc. (a)	1,079	68,916
Elastic NV (a)	411	60,853
FireEye, Inc. (a)	1,376	27,795
Fortnox AB	150	8,047
Latch, Inc. (a)	1,132	15,090
Lightspeed POS, Inc. (Canada) (a)	327	28,000
LivePerson, Inc. (a)	654	41,653
Monday.com Ltd.	152	33,636
Paycor HCM, Inc.	300	8,250
Rapid7, Inc. (a)	673	76,554
Riskified Ltd.	300	8,226
SentinelOne, Inc.	455	22,436
Similarweb Ltd. (a)	877	21,030
Sprout Social, Inc. (a)	738	65,564
TECSYS, Inc.	795	33,314
Telos Corp.	1,318	36,930
Tenable Holdings, Inc. (a)	1,375	58,850
Upsales Technology AB (a)	548	6,621
WalkMe Ltd.	617	17,116
Workiva, Inc. (a)	312	40,488
Xperi Holding Corp.	5,614	116,603
Yext, Inc. (a)	2,726	35,520
		971,335
Technology Hardware, Storage & Peripherals - 0.4%
Avid Technology, Inc. (a)	561	20,976
Seagate Technology Holdings PLC	437	38,412
		59,388

TOTAL INFORMATION TECHNOLOGY		2,070,487

MATERIALS - 5.6%
Chemicals - 2.3%
Element Solutions, Inc.	2,831	66,217
The Chemours Co. LLC	908	30,191
Tronox Holdings PLC	1,759	32,418
Valvoline, Inc.	5,382	165,120
Westlake Chemical Corp.	197	16,335
		310,281
Construction Materials - 0.9%
Eagle Materials, Inc.	541	76,454
RHI Magnesita NV	500	26,299
Summit Materials, Inc. (a)	778	26,141
		128,894
Containers & Packaging - 1.4%
Ardagh Group SA	1,448	33,811
Avery Dennison Corp.	139	29,285
O-I Glass, Inc. (a)	5,623	83,164
WestRock Co.	1,000	49,210
		195,470
Metals & Mining - 1.0%
Cleveland-Cliffs, Inc. (a)	447	11,175
Commercial Metals Co.	1,858	60,942
Iluka Resources Ltd.	3,002	21,876
Lynas Rare Earths Ltd. (a)	3,405	18,341
Reliance Steel & Aluminum Co.	130	20,430
		132,764

TOTAL MATERIALS		767,409

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Corporate Office Properties Trust (SBI)	412	12,129
Douglas Emmett, Inc.	1,940	64,796
Lexington Corporate Properties Trust	5,450	71,668
Rexford Industrial Realty, Inc.	363	22,332
RLJ Lodging Trust	3,707	53,195
Terreno Realty Corp.	365	24,951
		249,071
Real Estate Management & Development - 4.0%
Compass, Inc.	3,366	43,681
Cushman & Wakefield PLC (a)	8,900	166,163
DIC Asset AG	5,654	102,216
Jones Lang LaSalle, Inc. (a)	699	155,576
Realogy Holdings Corp. (a)	4,520	80,094
		547,730

TOTAL REAL ESTATE		796,801

UTILITIES - 1.3%
Electric Utilities - 0.3%
Portland General Electric Co.	834	40,783
Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc. Class C	1,072	30,745
NextEra Energy Partners LP	917	71,095
Sunnova Energy International, Inc. (a)	829	31,585
		133,425

TOTAL UTILITIES		174,208

TOTAL COMMON STOCKS
(Cost $9,956,578)		13,712,663

Convertible Preferred Stocks - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.2%
Fanatics, Inc.:
Series E (b)(c)	827	28,837
Series F (b)(c)	22	767
		29,604
Textiles, Apparel & Luxury Goods - 0.1%
Algolia SAS Series D (b)(c)	200	5,849
Treeline Biosciences Series A (b)(c)	620	4,853
		10,702

TOTAL CONSUMER DISCRETIONARY		40,306

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Bright Peak Therapeutics AG Series B (b)(c)	1,230	4,804
Caris Life Sciences, Inc. Series D (b)(c)	888	7,193
Sonoma Biotherapeutics, Inc.:
Series B (b)(c)	2,715	6,299
Series B1 (b)(c)	1,448	3,359
T-Knife Therapeutics, Inc. Series B (b)(c)	1,257	7,251
		28,906
Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (b)(c)	3,535	4,772
Health Care Technology - 0.0%
Wugen, Inc. Series B (b)(c)	375	2,908

TOTAL HEALTH CARE		36,586

INDUSTRIALS - 0.3%
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (b)(c)	323	23,666
Road & Rail - 0.1%
Convoy, Inc. Series D (a)(b)(c)	1,249	16,737

TOTAL INDUSTRIALS		40,403

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Astranis Space Technologies Corp. Series C (b)(c)	648	14,205
IT Services - 0.3%
Yanka Industries, Inc.:
Series E (a)(b)(c)	1,071	34,140
Series F (b)(c)	149	4,750
		38,890

TOTAL INFORMATION TECHNOLOGY		53,095

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $134,824)		170,390
	Principal Amount	Value

Convertible Bonds - 0.1%
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
The Real Good Food Co. LLC 1% (Cost $7,700)(b)(c)(e)	7,700	7,700

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02% 8/26/21 to 9/2/21
(Cost $20,000)	20,000	19,999
	Shares	Value

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (f)
(Cost $391,326)	391,248	391,326
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $10,510,428)		14,302,078
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(569,703)
NET ASSETS - 100%		$13,732,375

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $254,441 or 1.9% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,156 or 0.2% of net assets.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Algolia SAS Series D	7/23/21	$5,849
Astranis Space Technologies Corp. Series C	3/19/21	$14,205
Beta Technologies, Inc. Series A	4/9/21	$23,666
Boundless Bio, Inc. Series B	4/23/21	$4,772
Bright Peak Therapeutics AG Series B	5/14/21	$4,804
Caris Life Sciences, Inc. Series D	5/11/21	$7,193
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$5,000
Convoy, Inc. Series D	10/30/19	$16,911
Fanatics, Inc. Series E	8/13/20	$14,299
Fanatics, Inc. Series F	3/22/21	$767
Matterport, Inc.	2/8/21	$5,000
Perella Weinberg Partners	12/29/20	$32,380
Sonoma Biotherapeutics, Inc. Series B	7/26/21	$5,366
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	$4,293
T-Knife Therapeutics, Inc. Series B	6/30/21	$7,251
The Original BARK Co.	12/17/20	$32,000
The Real Good Food Co. LLC 1%	5/7/21	$7,700
Treeline Biosciences Series A	7/30/21	$4,853
Wugen, Inc. Series B	7/9/21	$2,908
Yanka Industries, Inc. Series E	5/15/20	$12,937
Yanka Industries, Inc. Series F	4/8/21	$4,750

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$154
Total	$154

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$136,249	$6,772,876	$6,517,799	$--	$--	$391,326	0.0%
Total	$136,249	$6,772,876	$6,517,799	$--	$--	$391,326

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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